Trade payables (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade payables	$ 4,813	$ 5,464
Third Parties In Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Trade payables	3,624	3,497
Third Parties Abroad [Member]
IfrsStatementLineItems [Line Items]
Trade payables	1,176	1,935
Related parties [member]
IfrsStatementLineItems [Line Items]
Trade payables	$ 13	$ 32